[letterhead of State Street Research]

                                                            May 2, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      State Street Research Growth Trust
                  Securities Act of 1933 File No. 33-55024
                  Investment Company Act of 1940 File No. 811-985
                  CIK 34918

Dear Sir or Madam:

         The undersigned, STATE STREET RESEARCH GROWTH TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 5 under the Securities Act; Amendment No. 22 under the Investment Company Act of 1940) for the State Street Research Growth Fund series of the Registrant; and

(2) That the text of the recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-97-000655).

                                                  STATE STREET RESEARCH
                                                  GROWTH TRUST



                                                  By:/s/ Darman A. Wing
                                                     --------------------------
                                                         Darman A. Wing
                                                         Assistant Secretary